Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank and on hand	$ 33,363,228	$ 37,500,931	$ 9,123,617
Total	33,363,228	37,500,931	9,123,617
Reconciliation of loss for the year to net cash flows from operating activities:
Loss after income tax	(19,979,558)	(14,903,909)	(11,372,799)
Non-cash based expenses:
Share-based payments	3,191,640	1,464,550	600,043
Depreciation and amortisation
Non-cash expense for investor relation services			3,781,344
Release of Gameday reserve of sales refund	130,946		(15,484)
Other non-cash expenses	(6,428)	(594,394)	91,354
Changes in net assets and liabilities:
(Increase)/Decrease in receivables	7,240	(92,320)	214,903
(Increase)/Decrease in inventory			183,159
Decrease in other current assets	(951,221)	53,447	172
Increase/(Decrease) in trade payables and accrued expenses	1,561,321	1,111,080	(291,311)
Increase/(Decrease) in other liabilities	103,235	154,173	(101,161)
Cash flows used in operations	$ (15,942,825)	$ (12,807,373)	$ (6,909,780)